Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Percentage of shares having economic rights owned by Sun		3.125%
Percentage of shares having voting rights owned by Sun		50.00%
Bank deposits average interest rate	0.96%	1.19%	0.96%
Goodwill impairment loss		$ 0	$ 0
Unrecognized tax benefit	13,828	6,634	13,828
Acquired intangible assets weighted-average useful life		14 years
Long-lived assets impairment loss	0	969		784	2,617
Advertising expenses	2,166	7,213		7,270	6,827
Shipping and handling costs	2,537	9,830		8,169	11,689
Trade accounts receivable [Member]
Significant Accounting Policies [Line Items]
Number of customers		4
Trade accounts receivable [Member] | Customer concentration risk [Member] | Customer one [Member]
Significant Accounting Policies [Line Items]
Percentage of customers represent trade accounts receivable		19.20%
Trade accounts receivable [Member] | Customer concentration risk [Member] | Customer two [Member]
Significant Accounting Policies [Line Items]
Percentage of customers represent trade accounts receivable		18.70%
Trade accounts receivable [Member] | Customer concentration risk [Member] | Customer three [Member]
Significant Accounting Policies [Line Items]
Percentage of customers represent trade accounts receivable		11.50%
Trade accounts receivable [Member] | Customer concentration risk [Member] | Customer four [Member]
Significant Accounting Policies [Line Items]
Percentage of customers represent trade accounts receivable		10.30%
Software and Software development costs [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives		3 years
Capitalized software cost		$ 4,609	$ 10
Minimum [Member]
Significant Accounting Policies [Line Items]
Lease period		2018
Lease agreements for an additional period		49 years
Tax benefit percentage		50.00%
Minimum [Member] | Leasehold improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives		5 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Lease period		2058
Lease agreements for an additional period		98 years
Maximum [Member] | Leasehold improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives		10 years